Description of Business (Details) - USD ($)				12 Months Ended
	Mar. 30, 2026	Feb. 17, 2026	Jan. 14, 2026	Dec. 31, 2025	Dec. 31, 2024
Description of Business [Line Items]
Incurred operating losses				$ (18,835,335)	$ (84,077,550)
Accumulated deficit				(224,490,556)	(217,830,518)
Cash				133,860	1,685,633
Outstanding debt				19,800,000
Working Capital				2,300,000
Notes payable				1,800,000
Convertion amount					$ 3,422,028
VeeaSystems Inc. [Member]
Description of Business [Line Items]
Ownership percentage				95.00%
VeeaSystems Inc. [Member] | Chief Executive Officer [Member]
Description of Business [Line Items]
Ownership percentage				5.00%
September 2025 Notes [Member]
Description of Business [Line Items]
Outstanding debt				$ 750,000
Crowdkeep Convertible Notes [Member]
Description of Business [Line Items]
Outstanding debt				1,000,000
Working Capital Facility [Member]
Description of Business [Line Items]
Outstanding debt				$ 14,000,000
Subsequent Event [Member]
Description of Business [Line Items]
Warrants (in Shares)	33,551,486
Exercise price (in Dollars per share)	$ 0.503
Principal amount		$ 10,550,000
Borrowings		$ 5,500,000
Aggregate amount	$ 16,900,000
Conversion of shares (in Shares)	43,236
Exercise price (in Dollars per share)	$ 100
Convertion amount	$ 4,300,000
Subsequent Event [Member] | White Lion Note Purchase Agreement [Member]
Description of Business [Line Items]
Unsecured debt			$ 2,500,000
Debt instrument face amount			$ 555,556
Warrants (in Shares)			990,099
Exercise price (in Dollars per share)			$ 0.505
Proceeds from short term debt			$ 475,000
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Description of Business [Line Items]
Conversion of shares (in Shares)	168,764